Finance income and costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Analysis of income and expense [abstract]
Change in fair value of share repurchase liability	$ (11,800)	$ 1,464
Interest income	21,317	36,515
Interest expense	(1,269)	(1,481)
Net interest income	$ 8,248	$ 36,498